Borrowings	12 Months Ended
Dec. 31, 2017
Borrowings [abstract]
Borrowings
27	Borrowings

	As at 31 December
	2016	2017
	RMB’000	RMB’000
Loans due within one year
-Short term bank loans	546,432	606,157

	546,432	606,157

The weighted average interest rate for the Group’s borrowings was 2.93% for the year ended 31 December 2017 (2016: 3.03%).

As at 31 December 2017, no borrowings were secured by property, plant and equipment (31 December 2016: Nil).

As at 31 December 2017, the Group had credit facilities with several PRC financial institutions which provided the Group to borrow or to guarantee the issuance of the bills of lading up to RMB 21,296,000 thousands, within which amounted to RMB 20,273,466 thousands were unused. The maturity dates of the unused facility amounted to RMB 6,710,000 thousands will be after 31 December 2018. Management assessed that all the facilities could be renewed upon the expiration dates.